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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549
                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:                       Mercer Investment Management, Inc.
Address:                    99 High Street
                            Boston, MA 02110


13F File Number:            028-12567

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:                            Mark Gilbert
Title:                           Chief Compliance Officer
Phone:                           617 747 9538

Signature, Place, and Date of Signing:
/s/ Mark Gilbert, Boston, MA, August 9, 2012


Report Type (Check only one.):
                                 [ ]       13F HOLDINGS REPORT.
                                 [ ]       13F NOTICE.
                                 [X]       13F COMBINATION REPORT.

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List of Other Managers Reporting for this Manager:

NAME                                         13F FILE NUMBER
----                                         ---------------
AQR Capital Management LLC                      028-10120
Arrowstreet Capital Limited Partnership         028-10005
Atlanta Capital Management Company, LLC         028-05936
Brandywine Global Investment Management, LLC    028-02204
Delaware Management Business Trust              028-05267
Dodge & Cox                                     028-00400
Echo Point Investment Management, LLC           028-14149
Goldman Sachs Asset Management, LP              028-10981
J.P. Morgan Investment Management, Inc.         028-11937
Kleinwort Benson Investors International Ltd.   028-13513
Lazard Asset Management LLC                     028-10469
Lingohr & Partner North America, Inc.           028-14539
MacKay Shields LLC                              028-00046
Massachusetts Financial Services Co.            028-04968
Neuberger Berman Management LLC                 028-13574
NWQ Investment Management Co, LLC               028-01474
O'Shaughnessy Asset Management, LLC             028-12966
Pacific Investment Management Company LLC       028-10952
Palisade Capital Management LLC                 028-05320
River Road Asset Management, LLC                028-11487
Robeco Investment Management, Inc               028-12484
Sands Capital Management, LLC                   028-05734
Systematic Financial Management, LP             028-05015
The Boston Company Asset Management, LLC
(See Bank of New York Mellon Corp)              028-12592
Vontobel Asset Management Inc.                  028-04490
Western Asset Management Company                028-10245
Westfield Capital Management Company, LP        028-10220
William Blair & Company, LLC                    028-04871
Winslow Capital Management, Inc.                028-03676

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                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          NONE

Form 13F Information Table Entry Total:     37

Form 13F Information Table Value Total:     32,451
                                            -----------
                                            (thousands)




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

    COLUMN 1                    COLUMN 2      COLUMN 3  COLUMN 4         COLUMN 5        COLUMN 6 COLUMN 7          COLUMN 8
    --------                    --------      --------  --------         --------        -------- --------          --------
                                                                                                                     VOTING
                                                         VALUE   SHRS OR    SH/    PUT/ INVESTMENT  OTHER           AUTHORITY
 NAME OF ISSUER              TITLE OF CLASS     CUSIP   (X$1000) PRN AMT    PRN    CALL DISCRETION MANAGER   SOLE    SHARED   NONE
 --------------              --------------     -----   -------- -------    ---    ---- ---------- -------   ----    ------   ----
3M CO                        COM              88579Y101   204     2278       SH            SOLE              2278
ABBOTT LABS                  COM               2824100    208     3222       SH            SOLE              3222
ABOVENET INC                 COM              00374N107   814     9685       SH            SOLE              9685
ADAMS EXPRESS CO             COM               6212104    2554   242040      SH            SOLE             242040
ARIBA INC                    COM NEW          04033V203   735     16426      SH            SOLE             16426
BENIHANA INC                 COM              82047101    366     22713      SH            SOLE             22713
CVS CAREMARK CORPORATION     COM              126650100   231     4945       SH            SOLE              4945
CREDIT SUISSE NASSAU BRH     ETN LKD 30MLP    22542D852   1281    55278      SH            SOLE             55278
DISNEY WALT CO               COM DISNEY       254687106   267     5502       SH            SOLE              5502
EDELMAN FINL GROUP INC       COM              27943Q105   787     90480      SH            SOLE             90480
ENCORE BANCSHARES INC        COM              29255V201   809     39229      SH            SOLE             39229
ERESEARCHTECHNOLOGY INC      COM              29481V108   795     99387      SH            SOLE             99387
GEN-PROBE INC NEW            COM              36866T103   774     9417       SH            SOLE              9417
GOODRICH CORPORATION         COM              382388106   758     5971       SH            SOLE              5971
HOME DEPOT INC               COM              437076102   269     5076       SH            SOLE              5076
HONEYWELL INTL INC           COM              438516106   209     3737       SH            SOLE              3737
INTERLINE BRANDS INC         COM              923728109   730     29121      SH            SOLE             29121
ISHARES INC                  MSCI CDA INDEX   464286509   3322   128563      SH            SOLE             128563
ISHARES TR                   S&P NA NAT RES   464287374   760     21444      SH            SOLE             21444
JAPAN SMALLER CAPTLZTN FD IN COM              47109U104   806    109115      SH            SOLE             109115
JPMORGAN CHASE & CO          ALERIAN ML ETN   46625H365   3278    84565      SH            SOLE             84565
KNOLOGY INC                  COM              499183804   803     40809      SH            SOLE             40809
LOWES COS INC                COM              548661107   242     8498       SH            SOLE              8498
MARKET VECTORS ETF TR        GOLD MINER ETF   57060U100   452     10092      SH            SOLE             10092
NEWS CORP                    CL A             65248E104   238     10671      SH            SOLE             10671
P F CHANGS CHINA BISTRO INC  COM              69333Y108   766     14881      SH            SOLE             14881
PACIFIC CAP BANCORP NEW      COM NEW          69404P200   808     17669      SH            SOLE             17669
SELECT SECTOR SPDR TR        SBI INT-UTILS    81369Y886   134     36059      SH            SOLE             36059
SOLUTIA INC NEW              COM NEW          834376501   779     27776      SH            SOLE             27776
STANDARD MICROSYSTEMS CORP   COM              853626109   774     20970      SH            SOLE             20970
UBS AG JERSEY BRH            ALERIAN INFRST   902641646   1393    43808      SH            SOLE             43808
UNION PAC CORP               COM              907818108   234     1965       SH            SOLE              1965
UNITEDHEALTH GROUP INC       COM              91324P102   213     3638       SH            SOLE              3638
VANGUARD SPECIALIZED PORTFOL DIV APP ETF      921908844   3628    63992      SH            SOLE             63992
VANGUARD INTL EQUITY INDEX F MSCI EMR MKT ETF 922042858   1248    31252      SH            SOLE             31252
WAL-MART STORES INC          COM              931142103   232     3323       SH            SOLE              3323
WISDOMTREE TRUST             EMERG MKTS ETF   97717W315   554     10700      SH            SOLE             10700